Summary of Significant Accounting Policies: Purchased Intangibles and Other Long-lived Assets (Detail)	12 Months Ended
Dec. 31, 2016
Customer relationships | Minimum
Finite-Lived Intangible Asset, Useful Life	2 years
Customer relationships | Maximum
Finite-Lived Intangible Asset, Useful Life	3 years
Permits, licenses and lease acquisition costs | Minimum
Finite-Lived Intangible Asset, Useful Life	10 years
Permits, licenses and lease acquisition costs | Maximum
Finite-Lived Intangible Asset, Useful Life	50 years
Noncompetition and non-solicitation agreements | Minimum
Finite-Lived Intangible Asset, Useful Life	2 years
Noncompetition and non-solicitation agreements | Maximum
Finite-Lived Intangible Asset, Useful Life	5 years
Trademarks and Trade Names | Minimum
Finite-Lived Intangible Asset, Useful Life	2 years
Trademarks and Trade Names | Maximum
Finite-Lived Intangible Asset, Useful Life	3 years